Shareholder Report, Line Graph (Details) LMA0100_ClearBridge Growth Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,072,451	$ 1,740,084	$ 1,489,261	$ 1,383,221	$ 1,844,370	$ 1,381,460	$ 1,207,612	$ 1,310,591	$ 1,138,965	$ 1,000,000	$ 2,195,688
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,321,996	2,867,747	2,273,384	1,981,036	2,284,457	1,717,081	1,413,916	1,395,635	1,160,627	1,000,000	$ 3,989,848
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 3,160,615	$ 2,500,005	$ 2,099,667	$ 1,858,096	$ 2,534,597	$ 1,875,108	$ 1,517,593	$ 1,432,194	$ 1,145,229	$ 1,000,000	$ 3,123,802